Financial assets at amortized cost - Summary of Other Financial Assets (Details) $ in Thousands, $ in Thousands	Mar. 18, 2022 USD ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Oct. 01, 2021
Disclosure of financial assets [line items]
Other financial assets		$ 727,280,010	$ 776,541,869
Percentage of equity investments disposal consideration	30.00%
Nominal rate of equity investments disposal consideration	15.00%
Equity investments disposal payments term (in years)	six years
Leases in U.S. dollars
Disclosure of financial assets [line items]
Percentage of equity investments disposal consideration	70.00%
Nominal rate of equity investments disposal consideration	10.00%
Prisma Medios de Pago S.A.
Disclosure of financial assets [line items]
Percentage of capital stock to be sold				49.00%
Equity investments disposal consideration	$ 40,038,122
Gross carrying amount | Financial assets pledged as collateral
Disclosure of financial assets [line items]
Other financial assets		577,167,406	444,589,850
Gross carrying amount | Sundry debtors
Disclosure of financial assets [line items]
Other financial assets		148,505,053	189,870,233
Gross carrying amount | Receivable from non-financial institution for spot transactions pending settlement
Disclosure of financial assets [line items]
Other financial assets		3,357,858	12,820,944
Gross carrying amount | Others
Disclosure of financial assets [line items]
Other financial assets		971,578	864,395
Gross carrying amount | Receivable from financial institution for spot transactions pending settlement
Disclosure of financial assets [line items]
Other financial assets		0	84,903,118
Gross carrying amount | Receivables from sale of ownership interest in Prisma Medios de Pago S.A.
Disclosure of financial assets [line items]
Other financial assets		0	45,869,717
Allowances for ECL
Disclosure of financial assets [line items]
Other financial assets		$ (2,721,885)	$ (2,376,388)